Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET- BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third- party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o- 7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: RSM US LLP

Business Name (if Different): Not Applicable

Principal Business Address: 5444 Wade Park Blvd, Suite 350, Raleigh, NC 27607

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Channel Partners Capital, LLC

Business Name (if Different): Not Applicable

Principal Business Address: 11100 W Wayzata Blvd #305, Minnetonka, MN 55305

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

RSM US LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

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Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

(1) See attached Independent Accountant’s Report on Applying Agreed-Upon Procedures dated June 15, 2022 pertaining to CP EF Asset Securitization I, LLC.

(2) See attached Independent Accountant’s Report on Applying Agreed-Upon Procedures dated June 15, 2022 pertaining to CP EF Asset Securitization I, LLC.

(3) See attached Independent Accountant’s Report on Applying Agreed-Upon Procedures dated June 15, 2022 pertaining to CP EF Asset Securitization I, LLC.

(4) See attached Independent Accountant’s Report on Applying Agreed-Upon Procedures dated June 15, 2022 pertaining to CP EF Asset Securitization I, LLC

(5) Not applicable/addressed

(6) Not applicable/addressed

(7) Not applicable/addressed

(8) None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountant’s Report on Applying Agreed-Upon Procedures dated June 15, 2022 pertaining to CP EF Asset Securitization I, LLC. Consistent with attestation standards established by the American Institute of Certified Public Accountants, there were no conclusions that resulted from the due diligence services. We were not engaged to, and did not conduct, an examination to express an opinion or a review to express a conclusion on the accuracy or completeness of the documents or information of the equipment receivable portfolio in connection with the issuance of equipment receivable backed notes issued by CP EF Asset Securitization I, LLC.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

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For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion on the accuracy or completeness of the documents or information of the equipment receivable portfolio in connection with the issuance of equipment receivable backed notes issued by CP EF Asset Securitization I, LLC.

Name of Person Identified in Item 1: RSM US LLP

By:	RSM US LLP
	(Print name of duly authorized person)	(Signature)

Date: June 15, 2022

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Independent Accountant’s Report on Applying Agreed-Upon Procedures

Board of Directors and Management

Channel Partners Capital, LLC and Subsidiaries (the Company) Minnetonka, Minnesota

And

Truist Securities, Inc. New York, New York

We have performed the procedures enumerated below on certain records and transactions of the Company for the purpose of assisting the Company and Truist Securities, Inc. (collectively, the Specified Parties) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment receivable-backed notes issued by CP EF Asset Securitization I, LLC in accordance with the confidential Preliminary Offering Circular dated on or around June 17, 2022 (the Offering Circular). The Company is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment receivable-backed notes issued by CP EF Asset Securitization I, LLC in accordance with the Offering Circular. The sufficiency of these procedures is solely the responsibility of the Specified Parties identified in this report.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment receivable-backed notes issued by CP EF Asset Securitization I, LLC in accordance with the Offering Circular. Additionally, Truist Securities, Inc. has agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report, and as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i)	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as the “Loan Data File.”

(ii)	The fields in the Loan Data Files and signed Contract shall be herein referred to as “Specified Attributes.”

(iii)	The term “Contract” means the equipment receivable contract in the form of a Security Agreement, Lease Agreement, Amendment, or Secretary of State/Middesk report, in cases where the state of incorporation is not the billing state for the customer associated with the respective Security Agreement or Lease Agreement.

(iv)	The term “Contract File” means any electronic documentation in the case of Contracts using electronic contracts.

On May 4, 2022, the Specified Parties provided us with the Loan Data File with a cutoff date of April 30, 2022 (the “Loan Data File”) containing 2,857 individual customer accounts (herein referred to as “Underlying Assets”) that management represented was the entire population of the Underlying Assets in the proposed transaction. At the Specified Parties’ request, we selected a haphazard sample of 100 individual customer accounts from the Underlying Assets, and we were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the Arrangement Letter dated April 15, 2022, on the haphazard sample of 100 individual customer accounts. From May 4, 2022 to May 18, 2022, we were provided with the source documents referenced in Exhibit A related to the respective 100 individual customer accounts.

For the sample, we compared the Specified Attributes outlined in Exhibit A and as presented in the Loan Data File to the corresponding source documents outlined in Exhibit A.

In comparing the above Specified Attributes, we applied the following tolerances as instructed by the Specified Parties:

●	Original Amount Financed: +/- $1.00

●	Amount of the Monthly Payment: +/- $1.00

We found all Specified Attributes to be in agreement to source documents.

We did not perform any procedures with respect to the Specified Attributes relating to the Underlying Assets except for those set forth in Exhibit A.

We also inspected the presence of, compared or verified the following on the sample of 100 Underlying Assets:

●	Signed Contract or electronic documentation in the case of Contracts using electronic contracts.

We identified no exceptions in our procedures outlined above.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment receivable-backed notes issued by CP EF Asset Securitization I, LLC in accordance with the Offering Circular. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

●	Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

●	Addressing the value of collateral securing the assets being securitized.

●	Addressing the physical existence or ownership of the assets being securitized.

●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

●	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

●	Forming any conclusions.

●	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.

●	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

●	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Raleigh, North Carolina

June 15, 2022

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	Customer Name	Contract or Contract File
2	Equipment Product Type (Loan/Lease Type)	Contract or Contract File
3	Equipment Type (Asset Name)	Contract or Contract File
4	Original Term of Contract (Original Term)	Contract or Contract File
5	Original Amount Financed (Original Lease Receivable)	Contract or Contract File
6	Amount of the Monthly Payment (Current Payment)	Contract or Contract File
7	Customer State (Obligor State)	Contract or Contract File
8	Month of Origination (Funding Date)	Contract or Contract File